Consolidated Statement of Profit and Loss and Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Profit and Loss and Other Comprehensive Income
Revenue	€ 108,622	€ 106,424	€ 60,938
Cost of sales	(59,858)	(49,537)	(38,879)
Gross profit	48,764	56,887	22,059
Other operating income and expenses	137
Administrative expenses	(34,458)	(15,696)	(10,925)
Operating profit	14,443	41,191	11,134
Finance income	1,541	4,031	1,795
Finance costs	(4,486)	(9,681)	(5,491)
Profit before income tax	11,498	35,541	7,438
Income tax credit/expense			13
Profit for the period	11,498	35,541	7,451
Profit for the period attributable to:
Profit for the period	€ 11,498	€ 35,541	€ 7,451
Earnings per share
Basic, profit/loss for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.06	€ 0.22	€ 0.06
Diluted, profit/loss for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.06	€ 0.22	€ 0.06
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	€ (6,724)
Cash flow hedges - changes in fair value	(18,505)	€ 905
Cash flow hedges - interest recycled	(776)	438
Cash flow hedges - cost of hedging	(3,621)
Other comprehensive income after tax	(29,626)	1,343
Total comprehensive income for the period, net of tax	(18,128)	36,884	€ 7,451
Total comprehensive income attributable to:
Total comprehensive income for the period, net of tax	€ (18,128)	€ 36,884	€ 7,451